Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Non-current assets	$ 5,535.7	$ 5,927.7
Property, plant and equipment	4,815.7	5,079.1
Inventories	205.3	155.2
Equity accounted investees	84.9	178.8
Investments	112.1	138.6
Environmental trust funds	98.8	88.1
Loan advanced – contractor	23.4	27.3
Deferred taxation	195.5	260.6
Current assets	1,802.4	1,421.1
Inventories	759.0	627.6
Trade and other receivables	198.0	263.7
Derivative financial assets	0.0	5.1
Taxation receivable	76.0	0.0
Cash and cash equivalents	769.4	524.7
Total assets	7,338.1	7,348.8
EQUITY AND LIABILITIES
Equity attributable to owners of the parent	4,207.6	3,977.8
Stated capital	3,871.5	3,871.5
Other reserves	(2,293.1)	(2,116.3)
Retained earnings	2,629.2	2,222.6
Non-controlling interests	131.9	152.3
Total equity	4,339.5	4,130.1
Non-current liabilities	2,213.2	2,396.3
Deferred taxation	399.8	500.9
Borrowings	1,079.3	1,078.1
Provisions	381.6	434.0
Lease liabilities	330.1	355.1
Long-term incentive plan	22.4	28.2
Current liabilities	785.4	822.4
Trade and other payables	600.7	577.7
Derivative financial liabilities	0.0	6.8
Royalties payable	17.9	20.6
Taxation payable	53.6	115.9
Current portion of lease liabilities	64.1	60.4
Current portion of provisions	18.5	12.6
Current portion of long-term incentive plan	30.6	28.4
Total liabilities	2,998.6	3,218.7
Total equity and liabilities	$ 7,338.1	$ 7,348.8